Intangible Assets	12 Months Ended
Mar. 31, 2026
Intangible Assets [Abstract]
INTANGIBLE ASSETS

NOTE – 11 INTANGIBLE ASSETS

	March 31, 2026	March 31, 2025

Intangible assets:
Software license	$538,031	$528,031
Software under development	89,923	32,311
	627,954	560,342
Less: accumulated amortization	(268,104)	(192,403)

Intangible assets, net	$359,850	$367,939

The amortization expense, included in the cost of revenue, for year ended March 31, 2026, 2025 and 2024 was $75,701, $74,147 and $60,003 respectively.

During the year ended March 31, 2026, the Company wrote off software development costs of US$75,315 relating to project that was no longer expected to be completed for their intended use. The write-off was recorded in general and administrative expenses in the consolidated statements of operations. There was no intangible asset written off for year ended March 31, 2025 and 2024.

As of March 31, 2026, the estimated future amortization of finite-lived intangible assets for the next five years and thereafter was as follows:

Year ended March 31, 2027	$78,647
Year ended March 31, 2028	78,647
Year ended March 31, 2029	78,647
Year ended March 31, 2030	20,394
Thereafter	13,592

Total	$269,927